Stockholders' Equity (Details) - Warrant [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, beginning	7,854,620	7,954,620	7,954,620	114,924
Weighted average exercise price outstanding, beginning	$ 9.70	$ 9.63	$ 9.63	$ 3.90
Weighted average remaining contractual life	3 years 4 months 28 days	4 years 2 months 19 days	3 years 8 months 19 days	4 years 5 months 15 days	5 years 10 months 24 days
Warrants granted	674,146			1,988,973
Weighted average exercise price, granted	$ 1.78			$ 4.84
Warrants received in merger				5,749,993
Weighted average exercise price, Warrants received in merger				$ 11.50
Merger adjustment to prior year				152,730
Weighted average exercise price, Merger adjustment to prior year				$ 3.90
Warrants exercised		(100,000)	(100,000)	(52,000)
Weighted average exercise price, exercised		$ 3.90	$ 3.90	$ 3.90
Warrants outstanding, ending	8,528,766	7,854,620	7,854,620	7,954,620	114,924
Weighted average exercise price outstanding, ending	$ 9.08	$ 9.70	$ 9.70	$ 9.63	$ 3.90